Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Disclosure of Transaction Between Related Parties
This caption comprises transaction value for three and six months ended June 30, 2025 and 2024 and outstanding balances as of June 30, 2025 and December 31, 2024 as follow:

	Transaction value
	For three months ended		For six months ended		Outstanding balances
In thousands of soles	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	December 31, 2024
Sales of healthcare services and oncology plans
Joint ventures	17	5	29	17	244	234
Others	756	2,811	1,123	3,084	3,261	2,957
	773	2,816	1,152	3,101	3,505	3,191
Cost of sales of healthcare services and oncology plans
Joint ventures	864	807	1,626	1,691	758	1,076
Associates	3,982	3,664	8,958	6,839	5,691	3,473
Others	3,223	2,602	5,909	4,659	3,929	3,160
	8,069	7,073	16,493	13,189	10,378	7,709
Administrative expenses
Services provided by third parties (i)	804	601	1,244	602	-	630
Other management charges	1,028	(78)	2,538	794	1,587	4,439
	1,832	523	3,782	1,396	1,587	5,069
Selling expenses
Services provided by third parties (ii)	165	482	565	781	94	396
	165	482	565	781	94	396
Finance income, net
Loans and related interest from related parties	-	-	3	-	-	1,952
Loans and related interest to related parties	(14)	-	(14)	-	367	-
	(14)	-	(11)	-	367	1,952